CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Current assets
Short-term financing receivables, allowance for credit losses	¥ 113,905	¥ 92,223
Accounts receivable, allowance for credit losses	1,122,218	460,962
Non-current assets
Long-term financing receivables, allowance for credit losses	13,414	847
Current liabilities
Accounts payable	6,594,846	4,212,705
Amounts due to related parties	254,255	263,659
Employee compensation and welfare payable	11,231,800	9,113,011
Customer deposits payable	6,743,256	4,382,803
Income taxes payable	986,465	994,815
Short-term borrowings	0	720,000
Lease liabilities current portion	2,625,979	2,222,745
Short-term funding debt	1,512,510	2,291,723
Contract liabilities	734,157	593,373
Accrued expenses and other current liabilities	2,950,078	3,002,841
Non-current liabilities
Deferred tax liabilities	17,289	22,446
Operating lease liabilities, non-current	3,833,914	2,914,240
Long-term funding debts	¥ 15,000	¥ 7,500
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares, shares outstanding | shares	0	1,510,766,620
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, shares authorized | shares	25,000,000,000	25,000,000,000
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares, shares authorized | shares	0	750,000,000
Convertible Redeemable Preferred Shares, shares issued | shares	0	298,483,760
Convertible Redeemable Preferred Shares, shares outstanding | shares	0	298,483,760
Convertible Redeemable Preferred Shares, redemption value		¥ 6,406,056
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares, shares authorized | shares	0	750,000,000
Convertible Redeemable Preferred Shares, shares issued | shares	0	470,568,175
Convertible Redeemable Preferred Shares, shares outstanding | shares	0	470,568,175
Convertible Redeemable Preferred Shares, redemption value		¥ 12,118,251
Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares, shares authorized | shares	0	1,000,000,000
Convertible Redeemable Preferred Shares, shares issued | shares	0	430,835,530
Convertible Redeemable Preferred Shares, shares outstanding | shares	0	430,835,530
Convertible Redeemable Preferred Shares, redemption value		¥ 11,831,223
Series D+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares, shares authorized | shares	0	750,000,000
Convertible Redeemable Preferred Shares, shares issued | shares	0	310,879,155
Convertible Redeemable Preferred Shares, shares outstanding | shares	0	310,879,155
Convertible Redeemable Preferred Shares, redemption value		¥ 10,017,365
Class A Ordinary Shares
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, shares authorized | shares	23,614,698,720	23,614,698,720
Ordinary Shares, shares issued | shares	2,666,966,855	584,865,410
Ordinary Shares, shares outstanding | shares	2,666,966,855	584,865,410
Class B Ordinary Shares
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, shares authorized | shares	885,301,280	885,301,280
Ordinary Shares, shares issued | shares	885,301,280	885,301,280
Ordinary Shares, shares outstanding | shares	885,301,280	885,301,280
Ordinary shares to be designated
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares, shares authorized | shares	500,000,000	500,000,000
VIE
Current assets
Short-term financing receivables, allowance for credit losses	¥ 113,905	¥ 92,223
Accounts receivable, allowance for credit losses	1,122,218	460,962
Non-current assets
Long-term financing receivables, allowance for credit losses	13,414	847
Current liabilities
Accounts payable	139,103	120,892
Amounts due to related parties	1,537	104,957
Employee compensation and welfare payable	358,456	1,587,750
Customer deposits payable	5,380,491	3,173,825
Income taxes payable	146,119	206,334
Short-term borrowings	0	720,000
Lease liabilities current portion	18,079	98,260
Short-term funding debt	1,432,375	2,291,723
Contract liabilities	27,397	49,191
Accrued expenses and other current liabilities	416,197	205,337
Non-current liabilities
Deferred tax liabilities	7,700	49,524
Operating lease liabilities, non-current	25,475	101,727
Long-term funding debts	¥ 15,000	¥ 7,500